Investments - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value through other comprehensive income [member]
Disclosure of investments in financial assets and real estate [line items]
Current financial assets	€ 8,727	€ 7,305